SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Cash flow statement [Abstract]
Unrealized net loss (gain) on foreign exchange and financial derivatives	$ 235	$ 23
Non-cash restructuring costs (recoveries) related to property, plant and equipment (PP&E), right-of-use assets, and computer software (note 19)	2,257	(10,948)
Cash settled share-based awards in connection with outgoing executives' termination benefits	0	15,396
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(11,703)	(6,095)
Net interest expense incurred on bond issuance prior to Hanes transaction close	2,895	0
Restructuring charges related to post consideration settlement for vested shares related to the Hanes acquisition	19,803	0
Gain on debt redemption, net of debt breakage fee	(3,475)	0
Other non-current assets	(893)	(17,681)
Other non-current liabilities	5,210	1,357
Bridge facility commitment fees	9,275	0
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 23,604	$ (48,740)